FINANCIAL RISK MANAGEMENT - Classification of Loans by Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risk management [line Items]
Current loans	S/ 124,673,294	S/ 106,143,913
Current but impaired	4,860,128	2,274,182
Loans with delay in payments of one day or more but not internal overdue loans	2,444,834	3,084,977
Internal overdue loans	4,685,569	3,304,886
Total gross direct credits	136,663,825	114,807,958
Total past due under IFRS 7	7,130,404	6,389,863
Neither past due nor impaired [Member]
Disclosure of financial risk management [line Items]
Current loans	124,673,294	106,143,943
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	1,839	103
Total gross direct credits	124,675,133	106,144,046
Total past due under IFRS 7	1,839	103
Past due but not impaired [Member]
Disclosure of financial risk management [line Items]
Current loans	0	(30)
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	1,824,361	2,569,349
Internal overdue loans	358,107	275,296
Total gross direct credits	2,182,468	2,844,615
Total past due under IFRS 7	2,182,468	2,844,645
Financial assets impaired [member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	4,860,128	2,274,182
Loans with delay in payments of one day or more but not internal overdue loans	620,473	515,628
Internal overdue loans	4,325,623	3,029,487
Total gross direct credits	9,806,224	5,819,297
Total past due under IFRS 7	S/ 4,946,097	S/ 3,545,115